       As filed with the Securities and Exchange Commission on February 15, 2005

                                              1933 Act Registration No. 2-26342

                                            1940 Act Registration No. 811-01434
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-3

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 55 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 43 /X/

             LINCOLN NATIONAL VARIABLE ANNUITY FUND A (Individual)
               (Exact Name of Registrant as Specified in Charter)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                          (Name of Insurance Company)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
          (Address of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Colleen E. Tonn, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on ______________, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ x /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Interests in a separate account under Individual flexible payment deferred variable annuity contracts.

Lincoln National Variable Annuity Fund A
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46801-2340
www.LincolnRetirement.com
1-800-454-6265

This prospectus describes the individual variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). They are primarily for use with certain nonqualified plans and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the contractowner or annuitant dies before the annuity commencement date, we will pay the beneficiary a death benefit.

Additional purchase payments may be made to periodic payment contracts and must be at least $25 per payment, and total $600 annually.

The contractowner chooses whether the contract value accumulates on a variable or a fixed (guaranteed) basis or both. If the contractowner puts purchase payments into the fixed account, we guarantee the principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Fund A (the Fund or Variable Annuity Account
(VAA)). The Fund is a segregated investment account of Lincoln Life. The main investment objective of the Fund is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. The Fund seeks to accomplish these objectives by investing in equity securities, primarily common stocks.

The contractowner takes all the investment risk on the contract value and the retirement income derived from purchase payments into the Fund. If the Fund makes money, your contract value goes up; if the Fund loses money, it goes down. How much it goes up or down depends on the performance of the Fund. We do not guarantee how the Fund will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

This prospectus gives you information about the contracts that one should know before deciding to buy a contract and make purchase payments. This prospectus should be kept for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI terms are made part of this prospectus, and for a free copy of the SAI, write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, IN 46801 or call 1-800-454-6265. The SAI and other information about Lincoln Life and the Fund are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005

                                                                               1

Table of Contents


Item                                                                   Page
Special terms                                                           3
Expense tables                                                          4
Summary of common questions                                             4
Condensed financial information for the Fund                            5
The Lincoln National Life Insurance Company                             6
Fixed side of the contract                                              6
Fund A                                                                  6
Charges and other deductions                                            8
The contracts                                                           9
 Transfers on or before the annuity commencement date                  10
 Market Timing                                                         11
 Death benefit before the annuity commencement date                    11
 Surrenders and withdrawals                                            12
 Annuity payouts                                                       14
More information about the Fund                                        16
Federal tax matters                                                    17
Additional information                                                 21
 Voting rights                                                         21
 Distribution of the contracts                                         22
 Other information                                                     22
 Legal proceedings                                                     22
Statement of Additional Information
Table of Contents for Lincoln National Variable Annuity Fund A         23

2

Special terms
In this prospectus, the following terms have the indicated meanings:

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of annuity benefits under the annuity payout option you select.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person or entity designated by the contractowner to receive any death benefit paid if the contractowner or annuitant dies before the annuity commencement date.

Contractowner (you, your, owner) - The annuitant or other designated person, except in cases where a contract is issued to a trustee of a trust or a custodian, (1) of a qualified pension or profit sharing plan or (2) of an Individual Retirement Annuity (under Sections 401 (a) and 408 of the Internal Revenue Code, or "tax code"), or (3) where a contract is issued in connection with a deferred compensation plan (under Section 457 of the tax code). In these cases, the contractowner is the trustee or custodian.

Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death Benefit-Before the annuity commencement date, the amount payable to a designated beneficiary if the contractowner or annuitant dies.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Participant - The individual participating in the qualified pension or profit-sharing plan, deferred compensation plan, tax deferred annuity, or tax sheltered annuity.

Purchase payments - Amounts paid into the contract.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


                                                                               3

Expense tables
Summary of Contractowner expenses (as a percentage of purchase payments unless otherwise indicated):


                                                     Single Premium        Periodic Premium
                                                    ----------------      -----------------
  Sales load on purchase payments                        2%+$50                  4.25%
  Administrative expenses                               $    65                  1.00%
  Minimum death benefit rider (if elected)                  .75%                  .75%

We may waive or reduce these charges in certain situations. See Charges and other deductions. For existing holders of periodic payment contracts, we may increase the combined sales and administrative expense charge above 5.25% for any year's payment that is more than twice the original year's payment.

Fund A annual expenses (as a percentage of average net assets):


  o        Management fees                          0.32%
  o        Mortality and expense risk charge        1.00%
  o        Total Annual Expenses                    1.32%

EXAMPLES

(expenses of the contract and the fund)

Contractowner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                           1 year        3 years        5 years        10 years
                          --------      ---------      ---------      ---------
      Single Premium        $154           $179           $205           $279
    Periodic Premium        $ 73           $ 99           $128           $210

We provide this table and these expenses to help the contractowner and participant understand the direct and indirect costs and expenses of the contract and the Fund. The examples assume that the minimum death benefit is in effect. Without this benefit, expenses would be lower.

For more information - See Charges and other deductions in this prospectus. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

 For information concerning compensation paid for the sale of the contacts, see The contracts - Commissions and Distribution of the contracts.



Summary of common questions
What kind of contract is this? It is an individual variable annuity contract between the contractowner and Lincoln Life, and is one of two types: an immediate annuity or a deferred annuity. Immediate annuities may only be purchased with a single payment; deferred annuities may be purchased with a single payment or periodic payments. It may provide for a fixed annuity and/or a variable annuity. This prospectus describes the variable side of the contract. See The contracts. This prospectus provides a general description of the contract. The contracts are no longer being sold to new contractowners. Certain benefits, features, and charges may vary in certain states. You should refer to your contract for any state-specific provisions.

What is the Fund? It is a separate account we established under Indiana insurance law, and registered with the SEC as a management investment company. Fund assets are not chargeable with liabilities arising out of any other business which we may conduct. See Fund A.

Who invests the money? The investment adviser for the Fund is Lincoln Life. The sub-adviser for the Fund is Delaware Management Company (DMC). See Fund A - Investment adviser.

How is the money invested? The principal investment objective of the Fund is the long-term growth of capital in relation to the changing value of the dollar. A secondary investment objective is the production of current income. See Fund A - Investment adviser.

How does the contract work? When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.


4

What charges are there under the contract? We deduct sales load from each purchase payment (2% +$50 from a single payment, 4.25% from each periodic payment), along with an administrative expense ($65 from a single payment, 1.00% from each periodic premium); and if the contractowner elects the minimum death benefit, an additional charge of 0.75% from each purchase payment. We may reduce or waive these charges in certain situations. See Charges and other deductions.

We also will deduct any applicable premium tax from purchase payments.

The Fund pays to us a management fee equal to an annual rate of 0.323%, and a mortality and expense risk charge equal to 1.00%, of the average daily net asset value of the Fund. See Fund A - Investment management.

For information about the compensation we pay in connection with premium payments under the contracts, see The contracts - Commissions.

What purchase payments must be made, and how often? Subject to the minimum payment amounts, the payments are completely flexible. See The contracts - Periodic purchase payments.

How will my annuity payouts be calculated? If a contractowner decides to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the Fund benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if the contractowner or annuitant dies before annuitization? If the contractowner elects the minimum death benefit, and the annuitant is age 64 or younger at the time of death, the beneficiary will receive the greater of purchase payments (less Rider Premiums and withdrawals) or contract value. If the contractowner does not elect the minimum death benefit or the annuitant is 65 or older at the time of death, the beneficiary will receive the contract value. The beneficiary has options as to how the death benefit is paid. See Death benefit before the annuity commencement date.

May contract value be transfered between the variable and the fixed side of the contract? Yes, with certain limits. See - The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts - Surrenders and withdrawals. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service
(IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.



Condensed financial information for the Fund
(For an accumulation unit outstanding throughout the year)

Accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the Fund for periods ending December 31 is derived from the Fund's financial statements whcih have been audited by Ernst & Young, LLP, independent auditors. It should be read along with the Fund's financial statements, notes and report of independent auditors which are included in the SAI.

                                                        2003              2002             2001
                                                    ------------      -----------      -----------
Investment Income ............................        $   .245         $   .253         $   .249
Expenses .....................................            .184             .191             .228
                                                      --------         --------         --------
Net investment income (loss) .................            .061             .062             .021
Net realized and unrealized gain (loss) on
 investments .................................           3.612           (4.238)          (2.354)
                                                      --------         --------         --------
Net increase (decrease) in
 accumulation unit value .....................           3.673           (4.176)          (2.333)
Accumulation unit value at
 beginning of period .........................          12.872           17.048           19.381
                                                      --------         --------         --------
ACCUMULATION UNIT VALUE AT
 END OF PERIOD ...............................        $ 16.545         $ 12.872         $ 17.048
                                                      ########         ########         ########
                      RATIOS
Ratio of expenses to average net assets ......            1.27%            1.28%            1.28%
Ratio of net investment income (loss) to
 average net assets ..........................             .42%             .41%             .12%
Portfolio turnover rate ......................           77.30%           60.26%           78.03%
Number of accumulation units
 outstanding at end of year
 (expresed in thousands) .....................           4,466            4,747            5,305



                                                        2000             1999              1998              1997
                                                    -----------      ------------      ------------      ------------
Investment Income ............................        $  .265          $   .283          $   .301          $   .286
Expenses .....................................           .275              .256              .217              .178
                                                      -------          --------          --------          --------
Net investment income (loss) .................          (.010)             0.27              .084              .108
Net realized and unrealized gain (loss) on
 investments .................................         (2.454)            3.106             3.028             3.755
                                                      -------          --------          --------          --------
Net increase (decrease) in
 accumulation unit value .....................         (2.464)            3.133             3.112             3.863
Accumulation unit value at
 beginning of period .........................         21.845            18.712            15.600            11.737
                                                      -------          --------          --------          --------
ACCUMULATION UNIT VALUE AT
 END OF PERIOD ...............................        $19.381          $ 21.845          $ 18.712          $ 15.600
                                                      #######          ########          ########          ########
                      RATIOS
Ratio of expenses to average net assets ......           1.28%             1.28%             1.28%             1.27%
Ratio of net investment income (loss) to
 average net assets ..........................           (.05)%             .14%              .49%              .77%
Portfolio turnover rate ......................          66.67%            21.46%            31.10%            32.56%
Number of accumulation units
 outstanding at end of year
 (expresed in thousands) .....................          5,787             6,366             7,176             7,723



                                                        1996              1995            1994
                                                    ------------      -----------      ---------
Investment Income ............................        $   .267         $   .251         $  .217
Expenses .....................................            .139             .114            .095
                                                      --------         --------         -------
Net investment income (loss) .................            .128             .137            .122
Net realized and unrealized gain (loss) on
 investments .................................           1.735            2.539           (.040)
                                                      --------         --------         -------
Net increase (decrease) in
 accumulation unit value .....................           1.863            2.676            .082
Accumulation unit value at
 beginning of period .........................           9.874            7.198           7.116
                                                      --------         --------         -------
ACCUMULATION UNIT VALUE AT
 END OF PERIOD ...............................        $ 11.737         $  9.874         $ 7.198
                                                      ########         ########         #######
                      RATIOS
Ratio of expenses to average net assets ......            1.28%            1.28%           1.27%
Ratio of net investment income (loss) to
 average net assets ..........................            1.17%            1.65%           1.75%
Portfolio turnover rate ......................           49.94%           48.95%          64.09%
Number of accumulation units
 outstanding at end of year
 (expresed in thousands) .....................           8,462            9,569           9,908

                                                                               5

Investment results

At times, the fund may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in the changes in unit value. Performance is based on past performance and does not indicate or represent future performance.


Financial statements

The financial statements of the Fund and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-454-6265.



The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company(Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.



Fixed side of the contract
The value of net purchase payments (gross purchase payments minus sales and administrative expenses) allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the Fund. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the Fund, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Net purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.5%. A net purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.5% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.5% WILL BE DECLARED.



Fund A
On September 16, 1966, we established the Fund as a segregated investment account under Indiana Law. It is registered with the SEC as an open-end, diversified management investment company under the provisions of the Investment Company Act of 1940 (1940 Act). Diversified means not owning too great a percentage of the securities of any one company. The Fund is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the Fund are, in accordance with the applicable contracts, credited to or charged against the Fund. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The obligations arising under the contract are obligations of Lincoln Life. The Fund satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the Fund. Any investment gain or loss depends on the investment performance of the Fund. The contractowner assumes the full investment risk for all amounts placed in the Fund.

We reserve the right, within the law, to make certain changes to the structure and operation of the Fund at our discretion and without your consent. We may transfer the assets supporting the contracts from the Fund to another separate account, combine the Fund with other separate accounts and/or create new separate accounts, deregister the Fund under the 1940 Act, or operate the Fund as a management investment company under the 1940 Act or as any other form permitted by law. We may modify the provisions of the contracts to reflect charges to the Fund and to comply with applicable law.


6

The Fund is used to support annuity contracts offered by Lincoln Life other than the contracts described in this prospectus. The other annuity contracts may have different charges that could affect performance, and they offer different benefits.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information.


Investment adviser

We are the investment adviser for the Fund. We have been registered under the Investment Advisers Act of 1940 since 1967. For more information about us, see The Lincoln National Life Insurance Company, above; and Management, in the SAI.


The current board of managers for the Fund was elected by the contractowners (See Voting rights). A majority of these managers are not otherwise interested persons of Lincoln Life as the term "interested persons" is defined in the 1940 Act. The Board is responsible for authorizing investment programs for the Fund, for recommending any appropriate changes to those objectives and policies, and for contracting for certain services necessary to the operation of the Fund.

In performing investment management services, we provide the board of managers with an investment program for its approval. Once the investment program is approved, we execute the program by placing orders for the purchase or sale of the assets of the Fund. We also provide overall management of the Fund's business affairs, subject to the authority of the board of managers.

A sub-advisory agreement is in effect between Lincoln Life and Delaware Management Company (DMC), a series of Delaware Management Business Trust
(DMBT), 2005 Market Street, Philadelphia, PA 19103, a Delaware corporation that is registered with the SEC as an investment adviser. DMBT is a wholly owned indirect subsidiary of Lincoln National Investments, Inc. and ultimately of Lincoln National Corporation. Under the sub-advisory agreement, DMC may perform substantially all of the investment advisory services required by the Fund. However, we remain primarily responsible for investment decisions affecting the Fund, and no additional compensation from the assets of the Fund is assessed as a result of this agreement.


Portfolio Manager

[Portfolio manager disclosure to be included in subsequent filing.]


Investment objective and policies

The primary investment objective of the Fund is long-term growth of capital in relation to the changing value of the dollar. We will make investments with the objective of providing annuity payments which reflect changes in the value of the dollar over the long term. A secondary invesment objective is the production of current income. Generally, we will reinvest income and realized capital gains.

We usually will invest the Fund's assets in a portfolio of equity securities, mainly common stocks, diversified over industries and companies. Diversification means that we will keep the investments spread out over different industries, and different companies within each industry. We will not concentrate any more than 25% of the Fund's assets in any one industry. Diversification, however, does not eliminate the risks inherent in the making of equity investments. These investment objectives and policies are "fundamental". That is, they may not be changed without approval by a majority of contractowners.


Risks

Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods the prices of securities have declined while the cost of living was rising.

The value of the investments held in the Fund fluctuates daily and is subject to the risks of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions.

We will not invest more than 10% of the Fund's assets in securities which are privately placed with financial institutions (and cannot be sold to the public without registering with the SEC) ("restricted securities"). We limit investment in restricted securities because the Fund may not be able to sell them quickly at a reasonable price.


Other information

For providing investment services to the Fund, we make deductions aggregating ..323% annually of the average daily value of the Fund. The Fund paid investment advisory fees of $228,764 in 2003, $261,626 in 2002 and $342,253 in 2001.


                                                                               7

Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for paying the benefits under the contracts.

Our administrative costs include:
 o salaries;
 o rent;
 o postage;
 o stationery;
 o travel;
 o legal;
 o actuarial and accounting fees;
 o office equipment and
 o telephone.

The benefits we provide include:
 o death benefits;
 o annuity payout benefits and
 o cash surrender value benefits.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid under the minimum death benefit option (see below) will exceed the actual contract value;
 o the risk that more owners than expected will qualify for reduced sales or administrative charges; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the sales expense charge may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the Fund. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from purchase payments

Under periodic payment contracts, we deduct 4.25% for sales expenses and 1% for administrative expenses from each purchase payment when it is received. We may deduct a higher combined sales and administrative expense charge from any year's payment that is more than twice the original year's payment. Under single payment contracts, we deduct 2% plus $50 from the single purchase payment for sales expense and $65 for administrative expenses. Deductions for sales and administrative expenses made from purchase payments applied to the fixed side of the contract are the same as those made from purchase payments applied to the Fund.

If the contractowner elected the minimum death benefit, we make an additional deduction of .75% from each purchase payment. We expect to make a profit from the sale of this death benefit.

We will deduct from purchase payments any premium tax or other tax levied by any governmental entity with regard to the contracts of the Fund. The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of the contractowner's state of residence. The tax ranges from 0% to 5.0%.


Deductions from average daily value of the fund

We assume the risk that annuitants as a class may live longer than expected (mortality risk) and that expenses may be higher than the deductions for such expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions are higher than expenses, the excess will be a profit to us.


In return for the assumption of these risks, daily deductions aggregating 1.002% annually of the average daily value of the Fund are made consisting of ..9% for mortality risk and .102% for expense risk.


8

We also deduct a management fee for investment advisory services equal to 0.323% annually of the average daily value of the Fund. See Fund A - Other Information.


Additional Information

The sales and administrative charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures;
 o the performance of administrative or sales functions by the employer;
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees; or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of sales and administrative charges applicable to a particular contract will be stated in that contract.


Experience Rating Credit

The variable annuity contracts allow us to grant an "experience rating credit". Essentially, the experience rating credit allows (but does not require) us to return any sales and administrative charges that were in excess of the actual costs. During 2003, we did not pay any experience rating credits. The granting of experience rating credits in any year in no way obligates us to grant such credits in ensuing years.



The contracts

Purchase of contracts
We no longer offer contracts for sale. However, existing contractowners can make purchase payments of at least $25 under the periodic contracts. The total of periodic purchase payments made in a single year must be at least $600.


Periodic purchase payments

Periodic purchase payments are payable to us at a frequency and in an amount the contractowner selected in the application. If the contractowner stops making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by the contractowner's state's non-forfeiture law for individual deferred annuities. Payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the death of the contractowner (or joint owner, if applicable), whichever comes first. If you submit a purchase payment to your agent, we will not begin processing the purchase payment until we receive it from our agent's broker-dealer.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of purchase payments

Purchase payments are placed into the Fund or into the fixed account, according to the contractowner's instructions. Net purchase payments allocated to the Fund are converted into accumulation units and are credited to the account of each contractowner. The number of accumulation units credited is determined by dividing the net purchase payment by the value of an accumulation unit on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the Fund's investments perform, but also upon the expenses of the Fund.


Valuation of accumulation units

Purchase payments allocated to the Fund are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the Fund. The accumulation unit value for the Fund was established on March 1, 1967, at $1. It may increase or decrease from valuation period to valuation


                                                                               9

period. Accumulation unit values are affected by investment performance of the Fund, fund expenses, and the deduction of certain contract charges. We determine the value of an accumulation unit on the last day of any following valuation period as follows:

1. The total value of the Fund (determined by adding the values of all securities investments and other assets) at end of the valuation period; minus

2. The liabilities of the Fund at the end of the valuation period; these liabilities include daily charges imposed on the Fund, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the Fund; and

3. The result is divided by the number of Fund units outstanding at the beginning of the valuation period.

The daily charges imposed on the Fund for any valuation period are equal to the daily mortality and expense risk charge and the daily management fee multiplied by the number of calendar days in the valuation period.

The Fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the accumulation unit value may fluctuate on days that are not valuation dates.

The Fund typically values its securities investments as follows:
 o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
 o debt securities, at the price established by an independent pricing service, which is believed to reflect the fiar value of these securities.

In certain circumstances, the Fund may value its portfolio securities fair value as estimated in good faith under procedures established by the Fund's board of managers. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate the accumulation unit value may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. New York time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Valuation of annuity units. The value of an annuity unit for the period ending March 1, 1967 was established at $1. We determine the value of the annuity unit for any following valuation period by multiplying:

(a) the annuity unit value from the previous valuation period by;

(b) the net investment factor for the valuation period containing the 14th day prior to the last day of the current valuation period by;

(c) a factor to neutralize the assumed investment rate (AIR) built into the annuity table contained in the contract which is not applicable as actual net investment income is credited instead.

The value of an annuity unit on any date on which the NYSE is closed is its value on the next day on which the NYSE is open. We use the net investment factor for the 14th day prior to the current valuation date in calculating the value of an annuity unit in order to calculate amounts of annuity payments and to mail checks in advance of their due dates. We normally issue and mail such checks at least three days before the due date.


Transfers on or before the annuity commencement date

The contractowner may transfer all or any part of the contract value from the Fund to the fixed side of the contract.

The contractowner may also transfer all or any part of the contract value from the fixed side of the contract to the Fund subject to the following restrictions:

(1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12-month period; and

(2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

10

Market Timing

Frequent, large, or short-term transfers between the Fund and the fixed side of the contract, such as those associated with "market timing" transactions, can affect the Fund and its investment returns. Such transfers may dilute the value of the Fund units, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Fund. As an effort to protect our contractowners and the Fund from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures").

Our Market Timing Procedures are designed to detect and prevent such transfer activity between the Fund and the fixed side of the contract that may affect other contractowners or Fund shareholders.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. The Fund also has market timing procedures, and pursuant to these procedures, the Fund reviews periodic trade reports for unusual activity that may be suggestive of market timing. The Fund maintains guidelines for assessing unusual trading activity based upon a variety of factors. We will investigate any patterns of trading behavior identified by the Fund that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (between the Fund and the fixed side of the contract) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery, for the remainder of the year. Overnight delivery submitted during this period will not be accepted. If overnight delivery is inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or Fund shareholders involves judgments that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers, therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Fund units and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in response to a court order. We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the Fund in the future. If we modify our policy, it will be applied uniformly to all contractowners or as applicable to all contractowners investing in the Fund.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem units of the Fund, including any refusal or restriction on purchases or redemptions of Fund units as a result of the Fund's own policies and procedures on market timing activities. If the Fund refuses to accept a transfer request we have already processed, we will reverse the transaction. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.


Transfers after the annuity commencement date

The contractowner may transfer all or a portion of the investment in the Fund to the fixed side of the contract. Those transfers will be limited to three times per contract year. Currently, there is no charge for these transfers, but we reserve the right to impose a charge. However, after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the Fund.


Death benefit before the annuity commencement date

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit is payable.

                                                                              11

You should consider the following provisions carefully when designating the beneficiary, annuitant, and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit paid upon a contractowner's or annuitant's death.

Qualified Contracts. The contractowner may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with our home office. Each change of the beneficiary revokes any previous designation. We reserve the right to request that the contract for endorsement of a change of beneficiary be sent to us.

If the annuitant or contractowner dies before the annuity commencement date, we will pay the beneficiary a death benefit equal to the contract value, or, if greater and you have elected it, the minimum death benefit.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:

(1) proof, satisfactory to us, of the death of the annuitant;

(2) written authorization for payment; and

(3) our receipt of all required claim forms, fully completed.

The minimum death benefit is equal to the total purchase payments applied minus any withdrawals, partial annuitizations, premium taxes incurred and rider premiums.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Federal tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60 day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of the beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner, or to the contractowner's estate, as applicable.

Nonqualified contracts. If the contractowner or annuitant of a nonqualified contract dies before the annuity commencement date, then, in compliance with the tax code, the contract value will be paid as follows:

1. Upon the death of a nonannuitant contractowner, the contract value shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the contract value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of the contract regarding death of annuitant will control. If the beneficiary is the surviving spouse of the contractowner, the surviving spouse may elect to continue the contract, in his or her name as the new contractowner, and the contract will continue as though no death benefit had been payable.

The tax code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not exceeding the beneficiary's life expectancy.


Joint ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. A contingent owner may not exercise ownership rights in this contract while the contractowner is living.


Surrenders and withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of a portion of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


12

The amount available upon surrender/withdrawal is the contract value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.

Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this prospectus.

We may terminate the contract if the frequency of purchase payments or the contract value falls below the contractowner's state's minimum standards.


Delay of payments

Contract proceeds from the Fund will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the Fund cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us and received in our home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. (see More information about the Fund-Valuing the Fund's assets). This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Commissions

The commissions we pay to broker-dealers are a maximum of 5.25% of each purchase payment. These broker-dealers pay their sales representatives a portion of these commissions. Commissions are not charged directly to contractowners or the Fund. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the Fund are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the Fund are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


                                                                              13

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-454-6265.


Annuity payouts

When you applied for a contract, you could select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity options

Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years. However, under contracts issued in connection with Section 403(b) plans, this option is not available if the sum of the number of years over which monthly payouts would be made and the age of the annuitant on the first scheduled payment date is greater than 95.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10, 15 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office. (Not available as a fixed payout.)

Payouts Guaranteed for Designated Amount. This option offers equal annual, semi-annual, quarterly or monthly payouts of a designated amount (not less than $50 per year per $1,000 of original proceeds left with us) until the proceeds are exhausted. The minimum amount withdrawable under this option is not necessarily the recommended amount. This option is not available under contracts issues in connection with Section 403(b) plans. (Not available as a fixed payout.)

Interest income. Under this option, the proceeds may be left on deposit with us, subject to withdrawal upon demand, and interest will be paid annually, semi-annually, quarterly or monthly as the contractowner elects. We guarantee an interest rate of 3% per year. This option is not available under contracts issued in connection with Section 403(b) plans. (Not available as a variable payout.)

Annuity settlement. This option offers payouts in the form provided by any single payment immediate annuity contract issued by us on the date the proceeds become payable. However, the amount of the first payment shall be 103% of the first payment which such proceeds would otherwise provide under such annuity contract on the basis of the Company's rates in effect on such date. In calculating the first payment under the single payment immediate annuity contract selected under this option, we assume that a deduction for sales and administrative expenses has been made from the amount applied.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.


14

If any payee dies after an annuity payout becomes operative, then we will pay the following to the payee's estate (unless otherwise specified in the election option):
 o the present value of unpaid payments under the payouts guaranteed for designated period or life annuity with payouts guaranteed for designated period;
 o the amount payable at the death of the payee under the unit refund life annuity; or
 o the proceeds remaining with Lincoln Life under the payouts guaranteed for designated amount or interest income, if available.

If the annuity settlement has been selected and becomes operative, when the last payee dies, we will pay the remainder of the contract in a single sum to the last payee's estate (unless otherwise specified in the election option).

Present values will be based on the Assumed Investment Rate [See Assumed investment rate (AIR)] used in determining annuity payments. The mortality and expense risk charge and the charge for administrative services will be assessed on all annuity options, including those that do not have a life contingency and thus no mortality risks.

None of the options listed above currently provides withdrawal features, permitting the contractowner to withdraw commuted values as a lump sum payment. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401 (a)(9) of the tax code, if applicable.

The annuity commencement date is usually on or before the annuitant's 85th birthday. You may change the annuity commencement date up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to the beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Assumed investment rate (AIR)

The contractowner may elect an AIR of 3.5%, 4.5% or 5%, as state law or regulations permit. These AIRs are used to determine the required level of employer contributions in connection with certain pension plans. They do not reflect how the value of the Fund's investments has grown or will grow.

The contractowner's choice of AIR affects the pattern of annuity payments. A higher AIR will produce a higher initial payment but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower AIR.

The following table shows the annuity unit values at each year end for the different AIRs:


Annuity Unit Values
Assumed Investment Rate
December 31                      3.5%         4.5%         5%
-------------------------      -------      -------      ------
  1994 ..................      2.805        2.156        1.892
  1995 ..................      3.718        2.830        2.472
  1996 ..................      4.268        3.218        2.797
  1997 ..................      5.482        4.094        3.541
  1998 ..................      6.353        4.699        4.045
  1999 ..................      7.167        5.250        4.500
  2000 ..................      6.144        4.458        3.801
  2001 ..................      5.221        3.751        3.184
  2002 ..................      3.808        2.710        2.289
  2003 ..................      4.730        3.334        2.803

Variable annuity payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;

                                                                              15

 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We may use sex distinct tables in contracts that are not associated with employer sponsored plans.

When calculating the first payment under a single payment immediate annuity contract, assume that a deduction for sales and administrative expenses (which currently amounts to 2% plus $115 for single payment variable annuity contracts) has been made from the amount applied under this provision.

Immediate annuity contracts. For immediate annuities, the number of annuity units purchased is specified in the contract. We determine the number of annuity units by:

(a) multiplying the net single payment (after deductions) by the applicable annuity factor from the annuity table that we are then using for immediate variable annuity contracts, and then

(b) dividing by the value of the annuity unit based on the net investment factor calculated on the valuation date of the day or the day after the contract was issued.

This number of annuity units does not change during the annuity period, and we determine the dollar amount of the annuity payment by multiplying the number of annuity units by the then value of an annuity unit.



More information about the Fund
Valuing the Fund's assets. In determining the value of the assets of the Fund, each security traded on a national securities exchange is valued at the last reported sale price on the valuation date. If there has been no sale that day, then the value of the security is taken to be the average of the reported bid and asked prices at the time which the value is being determined.

Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the average of the quoted bid and asked prices on the valuation date. Securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith by the Board of Managers.


Restrictions

The investments of the Fund are subject to the provisions of the Indiana Insurance Law concerning earnings records, preferred stock overage, self-dealing, real estate holdings and concentration.

Loans will not be made, but the purchase of a portion of an issue of bonds, debentures or other securities publicly distributed or privately placed with financial institutions shall not be considered the making of a loan.

The Fund will not:

1. Invest more than 5% of the value of the Fund's assets in securities of any one issuer, except obligations of the United States Government and instrumentalities thereof.

2. Acquire more than 10% of the voting securities of any one issuer.

3. Borrow money except for temporary or emergency purposes in an amount up to 5% of the value of the assets.

4. Underwrite securities of other issuers.

5. Purchase or sell real estate as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties.

6. Purchase commodities or commodity contracts.

7. Make short sales of securities.

8. Make purchases on margin, except for such short-term credits as are necessary for the clearance of transactions.

9. Invest in the securities of a company for the purpose of exercising management or control.

10. Place emphasis upon obtaining short-term trading profits, but it may engage in short-term transactions in the event that a change in economic conditions or a rapid appreciation or depreciation of stock prices occurs. (See the Fund's portfolio turnover rates set


16

  forth in Condensed Financial Information for the Fund.) The securities markets in general have experienced volatility due to rapidly shifting economic trends. This volatility can affect turnover.

11. Plan to make investments in securities of other investment companies. However, the right is reserved to make such investments up to a maximum of 10% of the value of the assets of the Fund, provided that not more than 3% of the total outstanding voting stock of any one investment company may be held.


Sales and administrative charges and agreements

The administrative and sales services are provided under a Sales and Administrative Services Agreement executed by us and the Fund. For sales and administrative expenses, the Fund paid $2,517 in 2003, $3,649 in 2002 and $4,620 in 2001.


Custodian

All securities, cash and other similar assets of the Fund are currently held in custody by Mellon Bank, N.A., 1735 Market Street, Suite 1735, Philadelphia, Pennsylvania 19103.

The custodian shall:
 o receive and disburse money;
 o receive and hold securities;
 o transfer, exchange, or deliver securities;
 o present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.;
 o cause escrow and deposit receipts to be executed;
 o register securities; and
 o deliver to the Fund proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer functions for the Fund.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.


Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.


                                                                              17

Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of interest deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.


Tax treatment of payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.


Taxation of withdrawals and surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.


Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible.


Taxation of death benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

18

 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.


Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).


Special rules if you own more than one annuity contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.


Gifting a contract

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for additional benefits

Your contract automatically includes a basic death benefit and may include Principal SecuritySM Benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal SecuritySM Benefit charge, if any, as a contract withdrawal.


Qualified retirement plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of qualified contracts and terms of contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)

                                                                              19

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.


Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal SecuritySM Benefit, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,

20

 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and direct rollovers

As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional information

Voting rights
Contractowners who have interests in the Fund may cast votes. The number of votes the contractowners have the right to cast will be determined as follows:
 o in the accumulation period, the number of votes equals the number of accumulation units;
 o in the annuity payout period, the number of votes equals:

     (a) the amount of assets in the Fund established to meet the annuity obligations related to the annuitant divided by

     (b) the value of an accumulation unit.

                                                                              21

Fractional shares will be recognized in determining the number of votes.

During the annuity period, every contractowner has the right to give instructions regarding all votes attributable to the assets established in the Fund to meet the annuity obligations related to that contractowner.

Whenever a meeting of the Fund is called, each contractowner having a voting interest in the Fund will receive proxy material, reports, and other materials.



Distribution of the contracts

We are the distributor and principal underwriter of the contracts. The contracts were sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with us and have been licensed by state insurance departments to represent us. We are registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and are a member of the NASD.


State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:
 o Termination of employment in all institutions of higher education as defined in Texas law;
 o Retirement; or
 o Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.


Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Fund. Certain records and accounts of the Fund may also be maintained by the Fund's subadviser and custodian. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the Fund. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Fund, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the Fund or the Principal Underwriter.


22

Statement of Additional Information
Table of Contents for Lincoln National Variable Annuity Fund A


Item                                                   Page
Special terms                                         B-2
Investment Objectives and Policies of the Fund        B-2
Management                                            B-2
Proxy Voting Policies and Procedures                  B-5
Investment Advisory and Related Services              B-5
Portfolio Manager                                     B-5
Brokerage Allocation                                  B-6
Purchase and Pricing of Securities Being
Offered                                               B-6
Distribution of Variable Annuity Contracts            B-7
Other Services                                        B-8
Underwriters                                          B-8
Determination of Net Asset Value                      B-8
Financial Statements                                  B-8
Appendix A                                            B-9

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
         Lincoln National Variable Annuity Fund A (Individual or Group)











Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Fund A (Individual or Group).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to: The Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln National Variable Annuity Fund A (Individual)
  (Registrant)

The Lincoln National Life Insurance Company
  (Insurance Company)


Statement of Additional Information (SAI)
This SAI should be read in conjunction with the prospectus of Lincoln National Variable Annuity Fund A (Individual) dated May 1, 2005. You may obtain a copy of the Fund A (Individual) prospectus on request and without charge. Please write Annuities Customer Service, The Lincoln National Life Insurance Company, PO Box 2340, Fort Wayne, IN 46801-2340, or call 1-800-454-6265.



Table of Contents




Item                                                   Page
Special terms                                         B-2
Investment Objectives and Policies of the Fund        B-2
Management                                            B-2
Proxy Voting Policies and Procedures                  B-5
Investment Advisory and Related Services              B-5
Portfolio Managers                                    B-5
Brokerage Allocation                                  B-6
Purchase and Pricing of Securities Being
Offered                                               B-6


Item                                                   Page
Distribution of Variable Annuity Contracts            B-7
Other Services                                        B-8
Underwriters                                          B-8
Determination of Net Asset Value                      B-8
Financial Statements                                  B-8
Appendix A                                            B-9

This SAI is not a prospectus.
The date of this SAI is May 1, 2005.

Special terms
The special terms used in this SAI are the ones defined in the Prospectus.


Investment Objectives and Policies of the Fund

Portfolio Holdings Disclosure
The Fund makes shareholder reports containing its portfolio holdings available free of charge to contractowners, participants, intermediaries that distribute the contracts, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

The Fund may also provide portfolio holdings information 45 days following the end of the semi-annual reporting period to third-party service providers who conduct analyses of the Fund's portfolio holdings against bench marks or securities market indices. All such third-parties must sign a confidentiality agreement acknowledging that the nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the Fund.

Other information regarding the investment objectives and policies of the Fund is disclosed in the Prospectus.



Management

Trustees and Officers
The board of managers oversees the management of the Fund and elects its officers. The members of the board of managers (the "trustees") have the power to amend the bylaws of the Fund, and to exercise all the powers of the Fund except those granted to the contractowners. The trustees hold their position until their successors are elected and qualify. The Fund's officers are re-elected annually and are responsible for the day-to-day operations of the Fund. Information pertaining to the trustees and executive officers of the Fund is set forth below. Trustees that are deemed "interested persons," as defined in the Investment Company Act of 1940, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees.

As used herein, the terms "Fund Complex" and "Family of Investment Companies" includes eleven Lincoln VIP Funds and Lincoln National Variable Annuity Fund A.



Interested Trustees


                                Position(s)             Term of Office
Name, Address and                Held With              and Length of
Date of Birth                     the Fund               Time Served
------------------------      ---------------      -----------------------
Kelly D. Clevenger*           Chairman,            Chairman since August
1300 S. Clinton Street        President and        1995; President and
Fort Wayne, IN 46802          Director             Trustee since
DOB: 07/25/52                                      November 1994.
Janet Chrzan**                Trustee              Trustee since August
1300 S. Clinton Street                             2003.
Fort Wayne, IN 46802
DOB: 10/14/48



                                                                   Number of
                                                                    Funds in
                                        Principal                     Fund
                                      Occupation(s)                 Complex                  Other Board
Name, Address and                      During Past                Overseen by                Memberships
Date of Birth                           Five Years                  Director               Held by Trustee
------------------------      -----------------------------      -------------      ----------------------------
Kelly D. Clevenger*           Vice President, The Lincoln             12            Lincoln Retirement Services
1300 S. Clinton Street        National Life Insurance                               Company, LLC
Fort Wayne, IN 46802          Company. Vice President,
DOB: 07/25/52                 Lincoln Retirement
                              Services Company, LLC
Janet Chrzan**                Vice President, The Lincoln             12            N/A
1300 S. Clinton Street        National Life Insurance
Fort Wayne, IN 46802          Company, formerly Chief
DOB: 10/14/48                 Financial Officer and
                              Director, The Lincoln
                              National Life Insurance
                              Company.

*
                                 President of the fund, is an interested person of the fund by reason of his being an officer of Lincoln Life.

** Janet Chrzan, a trustee of the fund, is an interested person of the fund by reason of her being a Vice President of Lincoln Life.

                                                                             B-2

                             Independent Trustees



                               Position(s)            Term of Office
Name, Address and               Held With              and Length of
Date of Birth                    the Fund               Time Served
------------------------      -------------      ------------------------
John B. Borsch                Trustee            Trustee since
1300 S. Clinton Street                           December 1981.
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby               Trustee            Trustee since April
1300 S. Clinton Street                           1992.
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella             Trustee            Trustee since February
1300 S. Clinton Street                           1998.
Fort Wayne, IN 46802
DOB: 08/20/43



                                                                   Number of
                                                                    Funds in
                                        Principal                     Fund
                                      Occupation(s)                 Complex                  Other Board
Name, Address and                      During Past                Overseen by                Memberships
Date of Birth                           Five Years                  Director               Held by Trustee
------------------------      -----------------------------      -------------      ----------------------------
John B. Borsch                Retired, formerly Associate             12            N/A
1300 S. Clinton Street        Vice President,
Fort Wayne, IN 46802          Investments,
DOB: 06/09/33                 Northerwestern University.
Nancy L. Frisby               Vice President and Chief                12            N/A
1300 S. Clinton Street        Financial Officer, Desoto
Fort Wayne, IN 46802          Memorial Hospital;
DOB: 11/10/41                 formerly Chief Financial
                              Officer, Bascom Palmer Eye
                              Insitute, University of
                              Miami School of Medicine;
                              formerly Vice President
                              and Chief Financial Officer,
                              St. Joseph Medical Center,
                              Inc.
Kenneth G. Stella             President, Indiana Hospital             12            First National Bank & Trust
1300 S. Clinton Street        & Health Association.                                 of Kokomo.
Fort Wayne, IN 46802
DOB: 08/20/43

Officers Who Are Not Trustees



                                  Position(s)              Term of Office
Name, Address and                  Held With                and Length of
Date of Birth                      the Fund                  Time Served
------------------------      ------------------      ------------------------
Cynthia A. Rose               Secretary               Secretary since
1300 S. Clinton Street                                February 1995.
Fort Wayne, IN 46802
DOB: 04/24/54
Sheryl L. Sturgill            Chief Accounting        Chief Accounting
1300 S. Clinton Street        Officer                 Officer since November
Fort Wayne, IN 46802                                  2003.
DOB: 07/04/59
Eldon J. Summers              Second Vice             Second Vice President
1300 S. Clinton Street        President and           and Treasurer since
Fort Wayne, IN 46802          Treasurer               May 2003.
DOB: 12/06/50



                                                                  Number of
                                                                   Funds in
                                        Principal                    Fund
                                      Occupation(s)                Complex            Other Board
Name, Address and                      During Past               Overseen by          Memberships
Date of Birth                          Five Years                  Director         Held by Trustee
------------------------      ----------------------------      -------------      ----------------
Cynthia A. Rose               Assistant Secretary,                   N/A           N/A
1300 S. Clinton Street        Lincoln National
Fort Wayne, IN 46802          Corporation; formerly
DOB: 04/24/54                 Secretary and Assistant
                              Vice President, The Lincoln
                              National Life Insurance
                              Company.
Sheryl L. Sturgill            Director of Separate                   N/A           N/A
1300 S. Clinton Street        Accounts, The Lincoln
Fort Wayne, IN 46802          National Life Insurance
DOB: 07/04/59                 Company; formerly
                              Compliance Director and
                              Senior Business Controls
                              Consultant, Lincoln
                              National Reassurance
                              Company
Eldon J. Summers              Treasurer, Second Vice                 N/A           N/A
1300 S. Clinton Street        President, The Lincoln
Fort Wayne, IN 46802          National Life Insurance
DOB: 12/06/50                 Company; formerly
                              Assistant Vice President
                              and Senior Treasury
                              Consultant, Lincoln
                              National Corporation.

B-3


                                 Position(s)            Term of Office
Name, Address and                 Held With             and Length of
Date of Birth                     the Fund               Time Served
------------------------      ----------------      ---------------------
Rise` C. M. Taylor            Vice President        Vice President and
1300 S. Clinton Street        and Assistant         Assistant Treasurer
Fort Wayne, IN 46802          Treasurer             since August 2003.
DOB: 12/19/67



                                                                   Number of
                                                                    Funds in
                                        Principal                     Fund
                                      Occupation(s)                 Complex            Other Board
Name, Address and                      During Past                Overseen by          Memberships
Date of Birth                           Five Years                  Director         Held by Trustee
------------------------      -----------------------------      -------------      ----------------
Rise` C. M. Taylor            Vice President, The Lincoln             N/A           N/A
1300 S. Clinton Street        National Life Insurance
Fort Wayne, IN 46802          Company (January 2001 to
DOB: 12/19/67                 present); formerly Portfolio
                              Manager of Lincoln
                              Investment Management
                              (May 1998 to December
                              2000).

Board Committees

The board of managers has established an Audit Committee, which is responsible for overseeing the Fund's financial reporting process on behalf of the board of managers and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the board of managers in fulfilling the board's responsibility to contractowners of the Fund and others relating to oversight of fund accounting, the Fund's system of control, the Fund's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audits of the Fund. The members of the Audit Committee include all of the independent trustees: John B. Borsch, Nancy L. Frisby, and Kenneth G. Stella. The Audit Committee met four times during the last fiscal year. On February 24, 2004, the board of managers established a Nominating Committee consisting of all of the independent trustees. The Nominating Committee is responsible for the selection and nomination of independent trustee candidates. Because the Nominating Committee was not established as of December 31, 2003, it did not meet during 2003. The Nominating Committee will not consider nominees recommended by contractowners.


Ownership of Securities

As of December 31, 2003, the trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund. As of December 31, 2003, the dollar range of equity securities owned beneficially by each trustee in the Fund and in any registered investment companies overseen by the trustees within the same family of investment companies as the Fund is as follows:


Interested Trustees


                                                                                    Aggregate Dollar Range of Equity
                                                                                 Securities in All Registered Investment
                                                                                    Companies Overseen by Trustee in
Name of Trustee            Dollar Range of Equity Securities in the Funds            Family of Investment Companies
--------------------      ------------------------------------------------      ----------------------------------------
Kelly D. Clevenger                              None                            $10,001-$50,000
Janet Chrzan                                    None                            $     1-$10,000

Independent Trustees



Name of Trustee                   Dollar Range of Equity Securities in the Funds
---------------------      ------------------------------------------------------------
John B. Borsch, Jr.        Lincoln National Variable Annuity Fund A - $10,001-$50,000
Nancy L. Frisby                                       None
Kenneth G. Stella                                     None



                               Aggregate Dollar Range of Equity
                            Securities in All Registered Investment
                               Companies Overseen by Trustee in
Name of Trustee                 Family of Investment Companies
---------------------      ----------------------------------------
John B. Borsch, Jr.        $10,001-$50,000
Nancy L. Frisby                         Over $100,000
Kenneth G. Stella                            None

No Independent Trustee, nor any of his or her immediate family members, owned securities beneficially or of record in the Company, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Company. Further, during the two most recently completed calendar years, no Independent Trustee, nor any of his or her immediate family members, held any direct or indirect interest or relationship, the value of which exceeds $60,000, in or with the Company, or in or with any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Company.

No trustee or officer of Fund A received from Fund A compensation in excess of $60,000 for the most recently completed fiscal year.

                                                                             B-4

Board Approval of Advisory Contracts

In connection with the approval or re-approval of the Fund's advisory agreement and sub-advisory agreement, if applicable, the trustees of the Fund, including those trustees who are not "interested persons" of the Fund, the adviser or the sub-adviser, requested and received from the adviser and the sub-adviser, and reviewed, a wide variety of information. In approving or re-approving the agreements, and in evaluating the fairness of the compensation to be paid by the Fund, the trustees took into account principally the nature, quality and extent of the services performed by the adviser and the sub-adviser, in relation to fees received under the agreement. Thus, the trustees considered the personnel, technical resources, operations and investment management capabilities, methodologies and performance of the adviser and the sub-adviser.


The trustees also considered other factors, including the performance of other funds in the market pursuing broadly similar strategies, the fees and expenses borne by those funds, the costs to the adviser and the sub-adviser of providing the services, and the profitability of the advisory organization's relationship with the Fund. In addition, the trustees considered the brokerage services received by the Fund. These factors were considered by the trustees at large, and also were considered by the independent trustees meeting separately. Based on this review, it was the judgment of the trustees and the independent trustees that approval or re-approval of the agreements was in the interests of the Fund and its contractowners.


Remuneration of Certain Affiliated Persons

No person receives any remuneration from the Fund. The Company pays all expenses relative to the operation of the Fund, for which it deducts certain amounts (see the Prospectus).


Code of Ethics

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of a Code of Ethics that has been adopted by the Fund's board of managers. Access Persons are required to follow the guidelines established by the Fund's Code of Ethics in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's adviser, sub-adviser and principal underwriter, pursuant to Rule 17j-1 and other applicable laws and pursuant to the terms of the Fund's Code of Ethics, must adopt and enforce their own Codes of Ethics appropriate to their operations. The Fund's board of managers is required to review and approve the Codes of Ethics for its adviser, sub-adviser and principal underwriter.

The Codes of Ethics for the Fund, adviser, sub-adviser and principal underwriter can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. The hours of operation of the Public Reference Room are available by calling 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies are also available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Securities and Exchange Commission, Public Reference Section, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.


Control of the Fund

No person is the record or beneficial owner of 5% or more of the Fund. In addition, members of the board of managers and officers of the Fund as a group own less than 1% of the Registrant.



Proxy Voting Policies and Procedures
The board of managers has delegated to the Fund's sub-adviser the responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the sub-adviser's proxy voting policies and procedures. A summary of the proxy voting policies and procedures to be followed by the funds and the sub-adviser on behalf of the Fund, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A.



Investment Advisory and Related Services
This information is disclosed in the Prospectus.


Portfolio Managers
[Portfolio Manager Disclosure to be included in subsequent filing.]

B-5

Brokerage Allocation
The sub-adviser places orders for the purchase and sale of securities for the Fund's portfolio. It is the Fund's policy to have orders placed with brokers or dealers who will give the best execution of such orders at prices and under conditions most favorable to the Fund. The sub-adviser will customarily deal with principal market makers in purchasing over-the-counter securities. In the allocation of brokerage business, preference may be given to those brokers and dealers who provide statistical, research, or other services - so long as there is no sacrifice in getting the best price and execution.

Consistent with the policy of seeking best price and execution for the transaction size and the risk involved, in selecting brokers or dealers or negotiating the commissions to be paid, the sub-adviser considers each firm's financial responsibility and reputation, range and quality of the service made available to the fund and the broker's or dealer's professional services, including execution, clearance procedures, wire service quotations and ability to provide performance, statistical and other research information for consideration, analysis and evaluation by the sub-adviser. In accordance with this policy, the sub-adviser does not execute brokerage transactions solely on the basis of the lowest commission rates available for a particular transaction.

Securities of the same issuer may be purchased, held or sold at the same time by the Fund or other accounts or companies for which the sub-adviser provides investment advice (including affiliates of the sub-adviser). On occasions when the sub-adviser deems the purchase or sale of a security to be in the best interest of the Fund, as well as the other clients of the sub-adviser, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including the Fund. In some instances, the procedures may impact the price and size of the position obtainable for the Fund.

The sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the sub-adviser's clients; in addition, the sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. During 2003, the sub-adviser directed transactions totaling approximately $66,646,902 to these brokers and paid commissions of approximately $109,496 in connection with these transactions. Research services furnished by brokers are used for the benefit of all the sub-adviser's clients and not solely or necessarily for the benefit of the Fund. The sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee payable to the adviser or the sub-adviser by an amount that might be attributable to the value of such services.

The Fund paid brokerage fees of $175,075 in 2003; $190,028 in 2002 and $244,236 in 2001.


No Commission to Finance Distribution

The 1940 Act permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the Fund maintains, among other policies, a policy that prohibits it from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be receiveed from the Fund's portfolio transactions effected through any other broker-dealer. The Fund has also established other policies and procedures designed to ensure that its brokerage commissions are not used to finance the distribution of Fund shares.



Purchase and Pricing of Securities Being Offered

Offering to Public; Sales Load
This information is disclosed in the Prospectus.


General Formulas for Determining Value of the Accumulation Unit

The following formulas set out in general terms the computation of the Accumulation Unit value at the close of trading on any day upon which the New York Stock Exchange is open.


                                                Investment Income +Capital Gains - Capital Losses - Taxes
Gross Investment Rate          =
                                         Value of Fund at Beginningof Valuation Period
Net Investment Rate            =        Gross Investment Rate - .0000363 (for a one day Valuation Period)
Net Investment Factor          =        Net Investment Rate + 1.00000000
                                        Accumulation Unit Value
Accumulation Unit Value        =                                           x        Net Investment Factor
                                        on Preceding Valuation Date

                                                                             B-6

Calculation of Accumulation Unit Value Using Hypothetical Example

The above computations may be illustrated by the following hypothetical example. Assume that the value of the assets of the Fund at the beginning of a one day valuation period was $5,000,000; that the value of an Accumulation Unit on that date was $1.135; and that during the valuation period the investment income was $4,000, the net unrealized capital gains were $6,000 and the net realized capital losses were $3,000. Assuming these figures are net after provision for applicable taxes, the value of the assets of the fund at the end of the valuation period, before adding payments received during the period, would thus be $5,007,000 ($5,000,000 plus $4,000 plus $6,000 minus $3,000).

The gross investment rate for the valuation period would be equal to (a) $7,000 ($4,000 plus $6,000 less $3,000) divided by (b) $5,000,000 which produces .14%
(.0014). The net investment rate for the valuation period is determined by deducting .00363% (.0000363) from the gross investment rate, which results in a net investment rate of .13637% (.0013637). The net investment factor for the valuation period would be determined as the net investment rate plus 1.0, or 1.0013637.

The value of the Accumulation Unit at the end of the valuation period would be equal to the value at the beginning of the period ($1.135) multiplied by the net investment factor for the period (1.0013637), which produces $1.1365478.


General Formulas for Determining Dollar Amount of Annuity Payments


                                              Dollar Amount of First Monthly
                                                        Payment
Number of Annuity Units        =
                                           Annuity Unit Value on Date of First
                                                         Payment
                                        Value of Annuity Unit
Annuity Unit Value             =        on Preceding                   x
                                        Valuation Date
Dollar Amount of
Second and Subsequent          =        Number of Annuity Units        x
Annuity Payment



Number of Annuity Units
                               Factor to                           Net Investment Factor
Annuity Unit Value             Neutralize                 x        for 14th Day Preceding
                               AIR                                 Current Valuation Date
Dollar Amount of               Annuity Unit Value
Second and Subsequent          for Period in which
Annuity Payment                Payment is Due

Calculation of Annuity Payments Using Hypothetical Example

The determination of the Annuity Unit value and the annuity payment may be illustrated by the following hypothetical example. Assume a contractowner or participant at the date of retirement has credited to his individual account 30,000 Accumulation Units, and that the value of an Accumulation Unit on the 14th day preceding the last day of the valuation period in which annuity payments commence was $1.15 producing a total value of his individual account of $34,500. Assume also that the contractowner or participant elects an option for which the table in the variable annuity contract indicates the first monthly payment is $6.57 per $1.000 of value applies; the contractowner's or participant's first monthly payment would thus be 34.5 multiplied by $6.57 or $226.67.

Assume that the Annuity Unit value for the valuation period in which the first payment was due was $1.10. When this is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be
206.064. The value of this same number of Annuity Units will be paid in each subsequent month.

Assume further that the net investment factor for the Fund for the 14th day preceding the last day of the valuation period in which the next annuity payment is due is 1.0019. Multiplying this factor by .99990575 (for a one day valuation period) to neutralize the assumed investment rate (AIR) of 3.5% per year built into the number of Annuity Units determined as per above, produces a result of 1.00180557. This is then multiplied by the Annuity Unit value for the valuation period preceding the period in which the next annuity payment is due (assume $1.105) to produce an Annuity Unit value for the current valuation period of $1.10699515.

The current monthly payment is then determined by multiplying the fixed number of Annuity Units by the current Annuity Unit value of 206.064 times $1.10699515, which produces a current monthly payment of $228.11.



Distribution of Variable Annuity Contracts
The contracts are no longer being offered. Variable annuity contracts were sold by registered representatives of the Company who have been licensed by the state insurance departments, by certain employees of the Company and through selected broker-dealers who are members of the NASD. The Company is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD. For contracts of the Fund sold through other broker-dealers, the Company paid the broker-dealer an amount equivalent to the amount deducted for sales expenses. The amount paid to the broker-dealer may have been greater during the first year of a variable annuity contract than the amount deducted for sales expenses. The Company paid any excess over the amount deducted for sales expenses.


B-7

Other Services

Custodian
This information is disclosed in the Prospectus.


Independent Auditors

The financial statements of the Fund and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the Fund are maintained by the Company, sub-adviser (One Commerce Square, 2005 Market Street, Philadelphia, PA 19103), and the Fund's custodian, Mellon Bank, N.A. (1735 Market Street, Suite #1735, Philadelphia, PA 19103). The Company has entered into an agreement with Delaware Management Holdings, Inc. and Delaware Service Company, Inc. (One Commerce Square, 2005 Market Street, Philadelphia, PA 19103), to provide accounting services to the Fund. No separate charge against the assets of the Fund is made by the Company for this service.



Underwriters
The Company is the principal underwriter for the variable annuity contracts. The Company is not a member of the Securities Investor Protection Corporation. The Company offers the contracts to the public on a continuous basis. The Company anticipates continuing to accept payments under the contracts, but reserves the right to discontinue accepting such payments. The contracts are no longer being sold. The Company paid approximately $4,000 in 2003 as sales compensation with respect to the contracts. The Company did not retain any underwriting commissions from the sale of the variable annuity contracts during the past three fiscal years.



Determination of Net Asset Value
A description of the days on which the Fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange is generally closed on New Year's Day, Martin Luther King's birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also be closed on other days.



Financial Statements
Financial statements of the Fund and of Lincoln Life appear on the following pages.

                                                                             B-8

Appendix A

Delaware Management Company
The Fund has formally delegated to its investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

Because the Fund has delegated proxy voting to the Adviser, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                    Lincoln National Variable Annuity Fund A

                           PART C - OTHER INFORMATION

Item 29. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

     2. Part B

     The following financial statements for the Registrant are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Statement of Assets and Liabilities - December 31, 2003

     Statement of Operations - Year ended December 31, 2003

     Statements of Changes in Net Assets - Years ended December 31, 2003 and
     2002

     Notes to Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

     3. Part B

     The following consolidated financial statements for the Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

     Consolidated Balance Sheets - December 31, 2003 and 2002

     Consolidated Statements of Income - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2003, 2002, and 2001

     Consolidated Statements of Cash Flows - Years ended December 31, 2003, 2002, and 2001

     Notes to Consolidated Financial Statements - December 31, 2003

     Report of Ernst & Young LLP, Independent Auditors

(b) List of Exhibits

(1) Separate Account Resolution of the Board of Directors of the Insurance Company authorizing the establishment of the Registrant incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

(2) Fund Bylaws or Instruments corresponding thereto incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

(3) Custody Agreement effective April 11, 2001 incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 2-26342) filed on April 18, 2002.

(4)(a) Investment Advisory Contract incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

   (b) Sub-Advisory Agreement between Vantage Investment Advisers and The Lincoln National Life Insurance Company effective January 1, 2001 incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 2-26342) filed on April 8, 2003.

   (c) Inter-Series Transfer Agreement Investment Advisory Agreement between Vantage Investment Advisers and Delaware Management Company (DMC) effective May 1, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 2-26342) filed on April 8, 2003.

(5) Not applicable.

(6)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

(7) Application incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

(8)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 9 on Form N-4 (File No. 33-27783) filed on December 5, 1996.

     (b) Bylaws of The Lincoln National Life Insurance Company amended as of April 30, 2004. (To Be Filed by Amendment)

(9) Not applicable.

(10) Not applicable.

(11)(a) Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Registration Statement on Form S-6 (File No. 333-40745) filed on November 21, 1997.

   (b) Amendment effective March 1, 1999 to Services Agreement dated August
      15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 54 (File No. 2-26342) filed on April 14, 2004.

   (c) Amendment dated January 1, 2003 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company. (To Be Filed by Amendment)

(12) Opinion and Consent of Counsel Robert H. Carpenter, Esquire incorporated herein by reference to Post-Effective Amendment No. 46 (File No. 2-26342) filed on April 28, 1998.

(13) Consent of Ernst & Young LLP, Independent Auditors. (To Be Filed by Amendment)

(14) Not Applicable.

(15) Not Applicable.

(16) Not Applicable.

(17)(a) Code of Ethics for Lincoln National Variable Annuity Fund A dated February 23, 2004 incorporated herein by reference to Post-Effective Amendment No. 54 (File No. 2-26342) filed on April 14, 2004.

   (b) Code of Ethics for The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 2-25618) filed on April 20, 2001.

   (c) Code of Ethics for Delaware Investments dated March 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 54 (File No. 2-26342) filed on April 14, 2004.

(18) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-119165) filed on December 10, 2004.

(19) Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 54 (File No. 2-26342) filed on April 14, 2004.

Item 30. Directors and Officers of the Insurance Company

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Fund A as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -----------------------------------------------------------------------
John H. Gotta***              President, Chief Executive Officer of Life Insurance and Retirement
                              Services and Director
Michael S. Smith**            Senior Vice President, Chief Financial Officer, Chief Risk Officer and
                              Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer and Director
Gary W. Parker***             Senior Vice President and Chief Product Officer
Dennis L. Schoff**            Senior Vice President and General Counsel
Christine S. Frederick***     Vice President and Chief Compliance Officer
Eldon J. Summers *            Treasurer and Second Vice President
C. Suzanne Womack**           Secretary and Second Vice President
See Yeng Quek****             Chief Investment Officer and Director

   Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
                                                                        46802 *

                                      B-2

                                                                             **

   Principal business address is 350 Church Street, Hartford, CT 06103 ***

   Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682 ****

This list is also designed to satisfy the requirements of Item 34.

Item 31. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

   See Exhibit 18: Organizational Chart of the Lincoln National Insurance Holding Company System. The Registrant is a segragated account established pursuant to Indiana Law, and thus does not appear on the chart.

Item 32. Number of Contractowners

As of January 31, 2005 there were 2,162 contractowners under Fund A.

Item 33. Indemnification

(a) Brief description of indemnification provisions incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 2-25618) filed on April 28, 1998.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933 incorporated herein by reference to Post-Effective Amendment No. 55 (File No. 2-25618) filed on April 28, 1998.

Item 34. Business and Other Connections of Investment Adviser

The Lincoln National Life Insurance Company, the Investment Adviser, is principally engaged in the sale of life insurance, annuities, and related products and services.

Information concerning other activities of certain directors and officers of The Lincoln National Life Insurance Company is set out in Item 30 above.

Item 35. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) Not applicable.

     (c) Not applicable.

Item 36. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the adviser, The Lincoln National Life Insurance Company (Lincoln Life), 1300 South Clinton Street, Fort Wayne, Indiana 46802; the sub-adviser, Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103; and the Fund's custodian, Mellon Bank, N.A., 1735 Market Street, Suite 1735, Philadelphia, Pennsylvania 19103. Also accounts, books, and other documents are maintained by Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 pursuant to an accounting services agreement with Lincoln Life.

Item 37. Management Services

     Not applicable.

Item 38. Undertakings

(a) Not applicable.

(b) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.


                                      B-3

(c) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 15th day of February, 2005.


     Lincoln National Variable Annuity Fund A (Registrant)
     By:   /s/ Kelly D. Clevenger
           ------------------------------------
           Kelly D. Clevenger
           President
                                       (Title)
     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
     (Insurance Company)
     By:   /s/ Rise' C. M. Taylor
           ------------------------------------
           Rise' C. M. Taylor
           (Signature-Officer of Insurance Company)
           Vice President, The Lincoln National Life Insurance Company
                                       (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on February 15, 2005.

Signature                                    Title
*                                            President, Chief Executive Officer and Director (Principal
------------------------------------
                                             Executive Officer)
John A. Gotta
/s/ Michael S. Smith-----------------------  Senior Vice President, Chief Financial Officer, Chief Risk
Michael S. Smith                             Officer and Director (Principal Financial Officer/Principal
                                             Accounting Officer)
*                                            Senior Vice President, Chief Operating Officer and Director
------------------------------------
Donna D. DeRosa
*                                            Director
------------------------------------
Jude T. Driscoll
*                                            Director
------------------------------------
Barbara S. Kowalczyk
*                                            Senior Vice President, Chief Investment Officer and Director
------------------------------------
See Yeng Quek
*                                            Director
------------------------------------
Richard C. Vaughan

*By: /s/ Rise' C.M. Taylor                   Pursuant to a Power of Attorney
     -------------------------------
     Rise' C.M. Taylor



                                      B-4